Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI DAILY INCOME TRUST
Entity Central Index Key	0000701939
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000018365
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Institutional Class Shares
Trading Symbol	SEOXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Government Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Institutional Class Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 5,860,790,000
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 2,085
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$5,860,790	157	$2,085

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	30.0%
Repurchase Agreements	30.5%
U.S. Treasury Obligations	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BNP Paribas	3.640%	08/03/26	5.1%
FHLB	0.000%	09/16/26	4.6%
J.P. Morgan Securities	3.640%	08/03/26	3.4%
MUFG Securities Americas	3.640%	08/03/26	3.4%
Natixis S.A.	3.640%	08/03/26	3.4%
U.S. Treasury Bills	3.674%	09/03/26	3.2%
U.S. Treasury Bills	3.641%	08/11/26	3.1%
U.S. Treasury Bills	3.609%	08/20/26	2.8%
Goldman Sachs	3.640%	08/03/26	2.6%
Mizuho Securities	3.650%	08/03/26	2.6%

C000162326
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Admin Class Shares
Trading Symbol	GFAXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Admin Class Shares of the Government Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Admin Class Shares	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 5,860,790,000
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 2,085
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$5,860,790	157	$2,085

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	30.0%
Repurchase Agreements	30.5%
U.S. Treasury Obligations	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BNP Paribas	3.640%	08/03/26	5.1%
FHLB	0.000%	09/16/26	4.6%
J.P. Morgan Securities	3.640%	08/03/26	3.4%
MUFG Securities Americas	3.640%	08/03/26	3.4%
Natixis S.A.	3.640%	08/03/26	3.4%
U.S. Treasury Bills	3.674%	09/03/26	3.2%
U.S. Treasury Bills	3.641%	08/11/26	3.1%
U.S. Treasury Bills	3.609%	08/20/26	2.8%
Goldman Sachs	3.640%	08/03/26	2.6%
Mizuho Securities	3.650%	08/03/26	2.6%

C000240469
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Wealth Class Shares
Trading Symbol	AABXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Wealth Class Shares of the Government Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Wealth Class Shares	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 5,860,790,000
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 2,085
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$5,860,790	157	$2,085

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	30.0%
Repurchase Agreements	30.5%
U.S. Treasury Obligations	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BNP Paribas	3.640%	08/03/26	5.1%
FHLB	0.000%	09/16/26	4.6%
J.P. Morgan Securities	3.640%	08/03/26	3.4%
MUFG Securities Americas	3.640%	08/03/26	3.4%
Natixis S.A.	3.640%	08/03/26	3.4%
U.S. Treasury Bills	3.674%	09/03/26	3.2%
U.S. Treasury Bills	3.641%	08/11/26	3.1%
U.S. Treasury Bills	3.609%	08/20/26	2.8%
Goldman Sachs	3.640%	08/03/26	2.6%
Mizuho Securities	3.650%	08/03/26	2.6%

C000018374
Shareholder Report [Line Items]
Fund Name	Government II Fund
Class Name	Class F Shares
Trading Symbol	TCGXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Government II Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government II Fund, Class F Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 1,035,538,000
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 265
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$1,035,538	128	$265

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	30.3%
U.S. Treasury Obligations	70.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	3.635%	08/11/26	11.3%
U.S. Treasury Bills	3.626%	08/04/26	9.9%
U.S. Treasury Bills	3.618%	08/20/26	6.2%
FHLB	0.000%	09/16/26	5.0%
U.S. Treasury Bills	3.714%	09/03/26	4.8%
U.S. Treasury Bills	3.630%	08/25/26	4.8%
FHLB	0.000%	10/01/26	4.8%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.057%	10/31/26	4.5%
U.S. Treasury Notes, USBMMY3M + 0.098%	3.950%	01/31/27	2.5%
U.S. Treasury Bills	3.564%	12/24/26	2.1%

C000018368
Shareholder Report [Line Items]
Fund Name	Treasury II Fund
Class Name	Class F Shares
Trading Symbol	SCPXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Treasury II Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury II Fund, Class F Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 1,281,426,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 278
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$1,281,426	51	$278

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	106.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	3.635%	08/11/26	17.6%
U.S. Treasury Bills	3.638%	08/20/26	10.1%
U.S. Treasury Bills	3.714%	08/25/26	9.7%
U.S. Treasury Bills	3.683%	09/03/26	7.5%
U.S. Treasury Bills	2.037%	09/01/26	7.0%
U.S. Treasury Bills	3.613%	08/04/26	6.6%
U.S. Treasury Bills	3.671%	09/15/26	5.0%
U.S. Treasury Bills	3.632%	08/06/26	4.4%
U.S. Treasury Notes, USBMMY3M + 0.098%	3.950%	01/31/27	4.2%
U.S. Treasury Bills	0.000%	09/29/26	3.5%

C000022551
Shareholder Report [Line Items]
Fund Name	Ultra Short Duration Bond Fund
Class Name	Class F Shares
Trading Symbol	SECPX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class F Shares	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 205,261,000
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 97
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$205,261	453	$97	35%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Municipal Bonds	1.5%
Commercial Paper	1.8%
Repurchase Agreement	4.9%
U.S. Treasury Obligations	12.5%
Mortgage-Backed Securities	14.8%
Asset-Backed Securities	30.8%
Corporate Obligations	32.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	05/31/28	3.7%
U.S. Treasury Notes	3.500%	12/15/28	2.4%
U.S. Treasury Notes	4.250%	02/15/28	1.5%
U.S. Treasury Bills	3.935%	06/10/27	1.5%
U.S. Treasury Notes	4.000%	05/31/28	1.4%
U.S. Treasury Notes	3.375%	12/31/27	1.3%
Morgan Stanley, SOFR + 1.590%	5.164%	04/20/29	1.0%
JPMorgan Chase, SOFR + 0.765%	1.470%	09/22/27	0.9%
Synchrony Card Funding LLC, Ser 2024-A2, Cl A	4.930%	07/15/30	0.8%
American Express, SOFR + 0.581%	4.009%	02/09/29	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

C000158211
Shareholder Report [Line Items]
Fund Name	Ultra Short Duration Bond Fund
Class Name	Class Y Shares
Trading Symbol	SECYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class Y Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 205,261,000
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 97
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$205,261	453	$97	35%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Municipal Bonds	1.5%
Commercial Paper	1.8%
Repurchase Agreement	4.9%
U.S. Treasury Obligations	12.5%
Mortgage-Backed Securities	14.8%
Asset-Backed Securities	30.8%
Corporate Obligations	32.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	05/31/28	3.7%
U.S. Treasury Notes	3.500%	12/15/28	2.4%
U.S. Treasury Notes	4.250%	02/15/28	1.5%
U.S. Treasury Bills	3.935%	06/10/27	1.5%
U.S. Treasury Notes	4.000%	05/31/28	1.4%
U.S. Treasury Notes	3.375%	12/31/27	1.3%
Morgan Stanley, SOFR + 1.590%	5.164%	04/20/29	1.0%
JPMorgan Chase, SOFR + 0.765%	1.470%	09/22/27	0.9%
Synchrony Card Funding LLC, Ser 2024-A2, Cl A	4.930%	07/15/30	0.8%
American Express, SOFR + 0.581%	4.009%	02/09/29	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

C000022552
Shareholder Report [Line Items]
Fund Name	Short-Duration Government Fund
Class Name	Class F Shares
Trading Symbol	TCSGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Short-Duration Government Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class F Shares	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 587,824,000
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 283
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$587,824	385	$283	15%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	5.8%
U.S. Treasury Obligations	27.5%
Mortgage-Backed Securities	70.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	08/31/27	8.0%
U.S. Treasury Notes	3.875%	07/15/28	7.9%
U.S. Treasury Notes	3.500%	10/15/28	5.6%
U.S. Treasury Notes	3.750%	04/15/28	4.0%
FNMA or FHLMC	5.500%	08/15/2041 - 08/15/2056	3.7%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.4%
U.S. Treasury Notes	3.625%	08/15/28	2.0%
Seasoned Loans Structured Transaction Trust, Ser 2023-1, Cl A12	3.250%	10/25/33	1.6%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.2%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

C000147419
Shareholder Report [Line Items]
Fund Name	Short-Duration Government Fund
Class Name	Class Y Shares
Trading Symbol	SDGFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Short-Duration Government Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class Y Shares	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 587,824,000
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 283
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$587,824	385	$283	15%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	5.8%
U.S. Treasury Obligations	27.5%
Mortgage-Backed Securities	70.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	08/31/27	8.0%
U.S. Treasury Notes	3.875%	07/15/28	7.9%
U.S. Treasury Notes	3.500%	10/15/28	5.6%
U.S. Treasury Notes	3.750%	04/15/28	4.0%
FNMA or FHLMC	5.500%	08/15/2041 - 08/15/2056	3.7%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.4%
U.S. Treasury Notes	3.625%	08/15/28	2.0%
Seasoned Loans Structured Transaction Trust, Ser 2023-1, Cl A12	3.250%	10/25/33	1.6%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.2%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

C000022554
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Class F Shares
Trading Symbol	SEGMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the GNMA Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class F Shares	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 9,620,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 5
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,620	235	$5	13%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	3.1%
Mortgage-Backed Securities	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
GNMA	2.000%	08/20/50	6.8%
GNMA	4.000%	09/20/42	4.9%
GNMA	3.000%	12/20/50	4.9%
GNMA	3.500%	06/20/47	3.7%
GNMA	2.000%	08/15/56	3.3%
GNMA	4.500%	01/20/46	3.3%
GNMA	2.500%	08/20/50	3.1%
GNMA, Ser 2016-136, Cl PJ	3.500%	01/20/46	3.0%
GNMA	2.500%	06/20/50	2.9%
GNMA	3.875%	05/15/42	2.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

C000147421
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Class Y Shares
Trading Symbol	SGMYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the GNMA Fund (the "Fund") for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class Y Shares	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 9,620,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 5
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,620	235	$5	13%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	3.1%
Mortgage-Backed Securities	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
GNMA	2.000%	08/20/50	6.8%
GNMA	4.000%	09/20/42	4.9%
GNMA	3.000%	12/20/50	4.9%
GNMA	3.500%	06/20/47	3.7%
GNMA	2.000%	08/15/56	3.3%
GNMA	4.500%	01/20/46	3.3%
GNMA	2.500%	08/20/50	3.1%
GNMA, Ser 2016-136, Cl PJ	3.500%	01/20/46	3.0%
GNMA	2.500%	06/20/50	2.9%
GNMA	3.875%	05/15/42	2.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.